CONVERTIBLE DEBT (Details)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2025 USD ($)	Sep. 19, 2024	Jul. 12, 2024 USD ($) D shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) individual $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 23, 2026 USD ($)
CONVERTIBLE DEBT
Gain on extinguishment of debt								$ 48,321
Fair value of the shares issued								7,125,000
Gain on extinguishment of debt						$ 48,321		48,321		$ 2,568,839	$ 2,257,638
Gross proceeds										$ 8,762,250	4,940,000
Term		1 year
Conversion Price (in dollars per share) | $ / shares										$ 1
Convertible debt										$ 3,630,000
Conversion of convertible debt and accrued interest (in shares) | shares			321,428
Change in fair value of convertible debt						(442,573)	$ (510,577)	(546,811)	$ (830,272)	(2,146,284)	(1,707,747)
Payments of debt								$ 1,931,197	$ 743,392	1,800,000	2,262,401
Minimum
CONVERTIBLE DEBT
Term								6 months
Maximum
CONVERTIBLE DEBT
Term								1 year
Carrying Amount
CONVERTIBLE DEBT
Convertible debt					$ 8,570,000	6,282,197		$ 6,282,197		4,599,225	8,570,000
Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt					8,542,323	6,189,849		6,189,849		5,321,303	$ 8,542,323
2025 Convertible Notes
CONVERTIBLE DEBT
Gain on extinguishment of debt										(2,261,222)
Extinguishment of debt										$ 6,155,891
Conversion of debt to shares | shares										1,094,107
Number of individuals issued | individual										34
Gross proceeds										$ 3,212,250
Convertible debt						$ 2,031,000		$ 2,031,000		$ 3,212,000
Common stock convertible notes | shares						305,193		305,193		316,398
2025 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)										10.00%
Term								210 days		30 days
Optional conversion period										30 days
Conversion Price (in dollars per share) | $ / shares										$ 1.04
2025 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)										20.00%
Term										1 year
Optional conversion period										210 days
Conversion Price (in dollars per share) | $ / shares										$ 36.8
2025 Convertible Notes | Vanquish and Labrys
CONVERTIBLE DEBT
Interest rate (in percentage)										10.00%
2025 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)										20.00%
2025 Convertible Notes | Vanquish | Minimum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt										2.00%
Number of days early payment of prepayment discount										60 days
2025 Convertible Notes | Vanquish | Maximum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt										5.00%
Number of days early payment of prepayment discount										180 days
2025 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt										$ 3,212,250
2025 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt										3,778,303
2024 Convertible Notes
CONVERTIBLE DEBT
Gain on extinguishment of debt										0
Extinguishment of debt										$ 2,725,214
Conversion of debt to shares | shares										258,154
Gain on extinguishment of debt										$ 89,731
Assumed 2024 notes
CONVERTIBLE DEBT
Percentage of gross proceeds			10.00%
Maturity date | D			5
Threshold days of trailing volume | D			5
Interest rate at event of default											10.00%
Initial mandatory payments of the debt											$ 50,000
Initial mandatory payment required											$ 500,000
Initial mandatory payment period from effective date											30 days
Assumed 2024 notes | Monterey Capital Acquisition Corporation
CONVERTIBLE DEBT
Unsecured promissory notes			$ 3,680,000
SEPA Convertible Note
CONVERTIBLE DEBT
Extinguishment of debt										$ 684,894
Conversion of debt to shares | shares										119,307
Fair value of the shares issued										$ 1,099,054
Convertible debt					2,300,000	$ 841,000		$ 841,000		1,543,000	$ 2,300,000
Total					$ 2,500,000	600,000		600,000		1,386,975	2,500,000
Change in fair value of convertible debt						$ 241,000		$ 312,000		$ 979,553	$ 0
SEPA Convertible Note, floor price (in $ per share) | $ / shares											$ 4.54
Redemption notice period					10 days
Maximum number of shares issuable | shares											305,663
Cure period											5 days
Undismissed proceedings, cure period											61 days
Threshold amount of other indebtedness					$ 500,000						$ 500,000
The aggregate threshold amount of final judgments					$ 500,000						$ 500,000
Final judgement event of default, unsatisfied period											30 days
Cessation of trading, event of default period											10 days
Other event of default, cure period											10 days
SEPA Convertible Note | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership					4.99%						4.99%
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Conversion of debt to shares | shares					8,264
Interest rate at event of default					18.00%
Gross proceeds					$ 2,500,000
Interest rate (in percentage)					7.00%						7.00%
Conversion Price (in dollars per share) | $ / shares					$ 64						$ 64
Proceeds from notes payable net					$ 2,300,000
Percentage rate of the original issue discount					8.00%
Amount of non-cash expense for the original issuance discount					$ 200,000
Threshold percentage of stock price trigger					93.00%
Number of consecutive trading days prior to conversion date (in days) | D					10
SEPA Convertible Note, floor price (in $ per share) | $ / shares					$ 4.54
Percentage of prepayment premium payable					7.00%
Commitment fees					$ 375,000
Payment of upfront commitment fees					187,500
Periodic payments											$ 277,778
SEPA Convertible Note | Yorkville | After Second Tranche Of Receipt Of Advances
CONVERTIBLE DEBT
Periodic payments				$ 500,000
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount					4,500,000						4,500,000
Yorkville Agreement
CONVERTIBLE DEBT
Deferred fee	$ 187,500				$ 187,500						$ 187,500
No conversion period	14 days
Termination fee	$ 175,000
Right of first refusal period	24 months
Payments of debt	$ 250,000
Yorkville Agreement | Subsequent events
CONVERTIBLE DEBT
Final payment												$ 136,975